Financial risk management and fair value estimates (Details) - Market Risk [Member] - Agricultural Business [Member] - USD - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset	$ (9,462)	$ (4,990)
Argentina, Pesos
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset	(9,476)	(5,240)
BRL
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset	60	198
Bolivian Peso
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset	$ (46)	$ 52